Trade accounts receivable (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Amounts of trade accounts receivable transferred and derecognized	R$ 5,000	R$ 4,100
Loss recognized on accounts receivable	R$ 73	R$ 56